Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
THIRD QUARTER REPORT
July 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Research Enhanced Core ETF | 2025
Common Stocks 99.5%
Issuer Shares Value ($)
Communication Services  9.7%
Diversified Telecommunication Services 0.8%
AT&T, Inc. 478,514 13,116,069
Liberty Global Ltd. Class A
(a)
11,490 115,130
Liberty Global Ltd. Class C
(a)
9,568 97,881
Verizon Communications, Inc. 291,502 12,464,625
Total 25,793,705
Entertainment 0.5%
Electronic Arts, Inc. 17,708 2,700,293
Walt Disney Co. (The) 124,534 14,833,245
Total 17,533,538
Interactive Media & Services 8.0%
Alphabet, Inc. Class A 373,040 71,586,376
Alphabet, Inc. Class C 340,020 65,576,257
Match Group, Inc. 16,676 571,487
Meta Platforms, Inc. Class A 152,107 117,645,638
Reddit , Inc. Class A
(a)
7,151 1,148,379
Total 256,528,137
Media 0.4%
Comcast Corp. Class A 255,094 8,476,773
DoubleVerify Holdings, Inc.
(a)
9,382 143,732
Fox Corp. Class A 14,603 814,263
Fox Corp. Class B 9,005 460,516
New York Times Co. (The) Class A 11,147 578,418
Nexstar Media Group, Inc. 1,926 360,374
Trade Desk, Inc. (The) Class A
(a)
31,106 2,704,978
Total 13,539,054
Wireless Telecommunication Services 0.0%
Millicom International Cellular SA 7,395 296,909
Total Communication Services 313,691,343
Consumer Discretionary  10.8%
Automobile Components 0.3%
Aptiv PLC
(a)
65,275 4,480,476
BorgWarner, Inc. 61,282 2,255,178
Lear Corp. 14,957 1,410,295
Total 8,145,949
Automobiles 0.8%
Ford Motor Co. 1,082,307 11,981,138
General Motors Co. 273,102 14,567,261
Total 26,548,399
Broadline Retail 0.4%
Dillard's, Inc. Class A 809 377,746
eBay, Inc. 127,457 11,694,180
Total 12,071,926
Diversified Consumer Services 0.2%
ADT, Inc. 99,170 828,070
Bright Horizons Family Solutions, Inc.
(a)
15,898 1,798,064
Grand Canyon Education, Inc.
(a)
7,591 1,280,070
H&R Block, Inc. 36,669 1,992,593
Total 5,898,797
Hotels, Restaurants & Leisure 3.1%
Aramark 73,354 3,121,946
Booking Holdings, Inc. 9,140 50,307,108
Boyd Gaming Corp. 15,754 1,337,515
Carnival Corp.
(a)
299,740 8,923,260
Darden Restaurants, Inc. 32,113 6,476,229
Expedia Group, Inc. 33,424 6,023,673
Royal Caribbean Cruises Ltd. 68,083 21,641,543
Travel + Leisure Co. 17,454 1,034,150
Wynn Resorts Ltd. 23,144 2,523,390
Total 101,388,814
Common Stocks (continued)
Issuer Shares Value ($)
Household Durables 1.1%
DR Horton, Inc. 75,511 10,785,991
Garmin Ltd. 45,894 10,039,771
NVR, Inc.
(a)
758 5,722,513
PulteGroup, Inc. 55,703 6,289,983
Toll Brothers, Inc. 27,393 3,242,236
Total 36,080,494
Leisure Products 0.0%
Mattel, Inc.
(a)
89,993 1,530,781
Specialty Retail 3.5%
Bath & Body Works, Inc. 53,844 1,559,322
Chewy, Inc. Class A
(a)
57,496 2,110,103
Five Below, Inc.
(a)
15,212 2,076,742
GameStop Corp. Class A
(a)
112,616 2,528,229
Gap, Inc. (The) 63,016 1,226,292
Lowe's Cos., Inc. 157,378 35,185,000
O'Reilly Automotive, Inc.
(a)
231,528 22,763,833
TJX Cos., Inc. (The) 311,175 38,750,623
Ulta Beauty, Inc.
(a)
12,471 6,422,690
Wayfair, Inc. Class A
(a)
25,291 1,660,101
Total 114,282,935
Textiles, Apparel & Luxury Goods 1.4%
Birkenstock Holding PLC
(a)
14,891 745,890
Crocs, Inc.
(a)
15,642 1,559,977
Deckers Outdoor Corp.
(a)
42,526 4,514,985
NIKE, Inc. Class B 331,194 24,736,880
Ralph Lauren Corp. 11,043 3,299,096
Sensata Technologies Holding PLC Class
A
(a)
61,301 2,977,390
Tapestry, Inc. 57,158 6,174,779
Total 44,008,997
Total Consumer Discretionary 349,957,092
Consumer Staples  5.1%
Beverages 0.4%
Boston Beer Co., Inc. (The) Class A
(a)
3,017 624,760
Coca-Cola Consolidated, Inc. 18,163 2,029,715
Constellation Brands, Inc. Class A 45,989 7,682,003
Molson Coors Beverage Co. Class B 60,895 2,966,805
Total 13,303,283
Consumer Staples Distribution & Retail 1.4%
Albertsons Cos., Inc. Class A 144,449 2,776,310
Kroger Co. (The) 195,460 13,701,746
Maplebear , Inc.
(a)
60,748 2,914,081
Target Corp. 162,844 16,365,822
US Foods Holding Corp.
(a)
81,037 6,752,813
Walgreens Boots Alliance, Inc. 253,101 2,946,096
Total 45,456,868
Food Products 1.0%
Conagra Brands, Inc. 168,099 3,069,488
General Mills, Inc. 194,427 9,523,034
Ingredion, Inc. 22,543 2,965,306
Kraft Heinz Co. (The) 299,980 8,237,451
Pilgrim's Pride Corp. 14,671 695,259
Smithfield Foods, Inc. 9,241 222,893
Tyson Foods, Inc. Class A 99,213 5,188,840
Total 29,902,271
Household Products 1.2%
Colgate-Palmolive Co. 290,069 24,322,286
Kimberly-Clark Corp. 118,975 14,826,664
Reynolds Consumer Products, Inc. 19,182 431,403
Total 39,580,353

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2025 (Unaudited)
Columbia Research Enhanced Core ETF | 2025 3
Common Stocks (continued)
Issuer Shares Value ($)
Tobacco 1.1%
Altria Group, Inc. 583,403 36,135,982
Total Consumer Staples 164,378,757
Energy  3.0%
Oil, Gas & Consumable Fuels 3.0%
Antero Midstream Corp. 27,173 498,625
Chevron Corp. 154,023 23,356,048
Chord Energy Corp. 4,883 538,741
Civitas Resources, Inc. 7,681 233,195
ConocoPhillips 104,312 9,945,106
EOG Resources, Inc. 44,603 5,353,252
Exxon Mobil Corp. 349,189 38,983,460
HF Sinclair Corp. 12,826 563,574
Kinder Morgan, Inc. 157,789 4,427,559
Marathon Petroleum Corp. 25,213 4,291,000
Permian Resources Corp. 52,091 737,609
Valero Energy Corp. 25,009 3,433,986
Williams Cos., Inc. (The) 97,903 5,869,285
Total 98,231,440
Total Energy 98,231,440
Financials  13.9%
Banks 5.0%
Bank OZK 15,868 782,292
Citigroup, Inc. 276,201 25,880,034
Columbia Banking System, Inc. 31,475 749,105
Huntington Bancshares, Inc. 214,760 3,528,507
JPMorgan Chase & Co. 409,054 121,178,157
Popular, Inc. 10,128 1,160,466
Regions Financial Corp. 131,385 3,327,982
Synovus Financial Corp. 20,385 962,987
Western Alliance Bancorp 15,940 1,236,306
Wintrust Financial Corp. 9,727 1,244,862
Zions Bancorp NA 21,371 1,145,913
Total 161,196,611
Capital Markets 3.2%
Affiliated Managers Group, Inc. 4,161 873,269
Bank of New York Mellon Corp. (The) 105,919 10,745,483
BlackRock, Inc. 23,063 25,507,909
Brookfield Asset Management Ltd. Class A 57,799 3,564,464
Cboe Global Markets, Inc. 15,646 3,771,312
CME Group, Inc. 52,562 14,626,953
Franklin Resources, Inc. 45,975 1,103,400
Houlihan Lokey , Inc. 8,050 1,534,813
Invesco Ltd. 54,595 1,147,041
Janus Henderson Group PLC 18,967 821,271
Morgan Stanley 170,208 24,247,832
Raymond James Financial, Inc. 27,308 4,563,986
SEI Investments Co. 15,810 1,393,177
State Street Corp. 42,150 4,710,263
T Rowe Price Group, Inc. 32,812 3,328,777
Virtu Financial, Inc. Class A 11,863 523,633
Total 102,463,583
Consumer Finance 0.1%
SLM Corp. 31,549 1,003,258
Synchrony Financial 55,973 3,899,639
Total 4,902,897
Financial Services 4.1%
Corpay , Inc.
(a)
10,685 3,451,789
Equitable Holdings, Inc. 45,515 2,337,195
Fidelity National Information Services, Inc. 79,612 6,321,989
Fiserv, Inc.
(a)
83,377 11,584,400
Global Payments, Inc. 36,700 2,934,165
Common Stocks (continued)
Issuer Shares Value ($)
Jack Henry & Associates, Inc. 10,996 1,867,286
MGIC Investment Corp. 34,824 901,942
PayPal Holdings, Inc.
(a)
150,485 10,347,349
Visa, Inc. Class A 267,873 92,542,085
Total 132,288,200
Insurance 1.4%
Allstate Corp. (The) 40,418 8,214,959
Assurant, Inc. 7,713 1,444,645
Axis Capital Holdings Ltd. 11,419 1,071,559
Brighthouse Financial, Inc.
(a)
8,454 404,524
CNA Financial Corp. 3,153 139,772
Globe Life, Inc. 12,463 1,750,678
Hanover Insurance Group, Inc. (The) 5,454 936,070
Hartford Financial Services Group, Inc.
(The) 42,390 5,272,892
Kemper Corp. 9,243 569,276
Lincoln National Corp. 25,529 972,910
Marsh & McLennan Cos., Inc. 74,115 14,763,708
MetLife, Inc. 83,379 6,332,635
Old Republic International Corp. 34,206 1,237,231
RenaissanceRe Holdings Ltd. 7,233 1,762,971
Unum Group 25,834 1,855,140
Total 46,728,970
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc. 89,962 1,828,927
Rithm Capital Corp. 79,784 959,802
Total 2,788,729
Total Financials 450,368,990
Health Care  8.7%
Biotechnology 1.8%
AbbVie, Inc. 98,727 18,661,378
Alnylam Pharmaceuticals, Inc.
(a)
6,735 2,641,736
Amgen, Inc. 29,756 8,780,996
Apellis Pharmaceuticals, Inc.
(a)
6,057 135,313
Biogen, Inc.
(a)
8,111 1,038,208
BioMarin Pharmaceutical, Inc.
(a)
10,508 607,888
Exact Sciences Corp.
(a)
10,133 475,744
Exelixis , Inc.
(a)
15,048 545,039
Gilead Sciences, Inc. 68,806 7,726,226
Halozyme Therapeutics, Inc.
(a)
6,770 405,997
Incyte Corp.
(a)
8,945 669,891
Insmed , Inc.
(a)
9,576 1,027,313
Ionis Pharmaceuticals, Inc.
(a)
7,885 338,897
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 255
Moderna , Inc.
(a)
19,300 570,508
Natera , Inc.
(a)
6,875 918,913
Neurocrine Biosciences, Inc.
(a)
5,223 669,745
Regeneron Pharmaceuticals, Inc. 5,818 3,173,486
Revolution Medicines, Inc.
(a)
9,428 351,382
Roivant Sciences Ltd.
(a)
19,853 225,530
Sarepta Therapeutics, Inc.
(a)
5,281 86,714
Summit Therapeutics, Inc.
(a)
6,153 162,255
Ultragenyx Pharmaceutical, Inc.
(a)
4,811 131,437
United Therapeutics Corp.
(a)
2,417 663,950
Vertex Pharmaceuticals, Inc.
(a)
14,212 6,493,036
Viking Therapeutics, Inc.
(a)
6,132 199,719
Total 56,701,556
Health Care Equipment & Supplies 0.7%
Align Technology, Inc.
(a)
19,792 2,553,366
Baxter International, Inc. 151,206 3,290,243
DENTSPLY SIRONA, Inc. 59,288 848,411
Envista Holdings Corp.
(a)
48,442 915,069

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2025 (Unaudited)
4 Columbia Research Enhanced Core ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Globus Medical, Inc. Class A
(a)
32,805 1,726,527
Inspire Medical Systems, Inc.
(a)
8,102 1,009,023
Solventum Corp.
(a)
40,377 2,881,303
STERIS PLC 28,816 6,526,536
Teleflex, Inc. 13,147 1,571,066
Total 21,321,544
Health Care Providers & Services 3.0%
Cardinal Health, Inc. 68,945 10,701,643
Cencora , Inc. 52,360 14,979,149
Cigna Group (The) 76,841 20,545,746
CVS Health Corp. 365,968 22,726,613
DaVita, Inc.
(a)
11,033 1,548,702
McKesson Corp. 36,035 24,991,714
Universal Health Services, Inc. Class B 15,737 2,619,424
Total 98,112,991
Health Care Technology 0.4%
Veeva Systems, Inc. Class A
(a)
43,127 12,256,693
Life Sciences Tools & Services 0.5%
Charles River Laboratories International,
Inc.
(a)
14,333 2,431,450
IQVIA Holdings, Inc.
(a)
51,785 9,624,760
Medpace Holdings, Inc.
(a)
6,397 2,732,799
QIAGEN NV 62,110 3,064,507
Total 17,853,516
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co. 607,982 26,331,700
Elanco Animal Health, Inc.
(a)
146,938 2,010,112
Jazz Pharmaceuticals PLC
(a)
17,369 1,991,008
Perrigo Co. PLC 39,459 1,052,372
Pfizer, Inc. 1,661,304 38,691,770
Viatris , Inc. 345,312 3,018,027
Total 73,094,989
Total Health Care 279,341,289
Industrials  9.4%
Air Freight & Logistics 0.2%
FedEx Corp. 33,254 7,431,937
Building Products 1.1%
A O Smith Corp. 17,999 1,274,149
Allegion PLC 12,968 2,151,650
Builders FirstSource , Inc.
(a)
16,540 2,102,730
Hayward Holdings, Inc.
(a)
31,036 477,334
Johnson Controls International PLC 102,635 10,776,675
Masco Corp. 32,822 2,236,163
Owens Corning 13,376 1,865,016
Trane Technologies PLC 34,465 15,098,427
Total 35,982,144
Commercial Services & Supplies 0.4%
Cintas Corp. 53,262 11,853,458
Construction & Engineering 0.5%
AECOM 20,766 2,341,159
API Group Corp.
(a)
53,269 1,921,413
Comfort Systems USA, Inc. 5,349 3,761,952
EMCOR Group, Inc. 6,743 4,231,165
MasTec , Inc.
(a)
9,479 1,793,521
Valmont Industries, Inc. 3,101 1,128,609
Total 15,177,819
Electrical Equipment 1.0%
Acuity Brands, Inc. 4,579 1,425,672
AMETEK, Inc. 35,395 6,542,766
Emerson Electric Co. 85,964 12,508,621
Generac Holdings, Inc.
(a)
8,856 1,724,175
nVent Electric PLC 24,801 1,944,894
Common Stocks (continued)
Issuer Shares Value ($)
Rockwell Automation, Inc. 17,362 6,106,389
Sensata Technologies Holding PLC 22,333 686,963
Total 30,939,480
Ground Transportation 1.5%
Lyft, Inc. Class A
(a)
62,355 876,711
Ryder System, Inc. 6,117 1,087,052
Uber Technologies, Inc.
(a)
311,191 27,307,010
Union Pacific Corp. 91,874 20,393,272
Total 49,664,045
Machinery 2.7%
Allison Transmission Holdings, Inc. 13,580 1,223,151
Caterpillar, Inc. 70,847 31,032,403
CNH Industrial NV 135,546 1,756,676
Fortive Corp. 52,433 2,513,114
Gates Industrial Corp. PLC
(a)
38,731 960,529
Graco , Inc. 25,516 2,142,834
Illinois Tool Works, Inc. 45,263 11,585,970
Lincoln Electric Holdings, Inc. 8,334 2,029,329
Middleby Corp. (The)
(a)
7,776 1,129,075
Mueller Industries, Inc. 16,634 1,420,045
Otis Worldwide Corp. 61,624 5,280,560
Parker-Hannifin Corp. 19,874 14,545,781
Pentair PLC 24,977 2,552,649
Snap-on, Inc. 7,929 2,546,715
Stanley Black & Decker, Inc. 23,949 1,620,150
Toro Co. (The) 15,013 1,114,715
Westinghouse Air Brake Technologies Corp. 26,283 5,047,650
Total 88,501,346
Passenger Airlines 0.5%
Alaska Air Group, Inc.
(a)
19,380 1,026,365
American Airlines Group, Inc.
(a)
101,844 1,170,188
Delta Air Lines, Inc. 103,925 5,529,849
Southwest Airlines Co. 79,741 2,466,389
United Airlines Holdings, Inc.
(a)
52,316 4,620,026
Total 14,812,817
Professional Services 1.4%
Automatic Data Processing, Inc. 62,303 19,282,779
Booz Allen Hamilton Holding Corp. 19,453 2,087,891
Broadridge Financial Solutions, Inc. 17,889 4,427,706
Dun & Bradstreet Holdings, Inc. 46,787 425,762
ExlService Holdings, Inc.
(a)
26,477 1,149,896
Genpact Ltd. 26,551 1,169,572
Leidos Holdings, Inc. 19,408 3,098,487
Paychex, Inc. 50,613 7,304,974
Paycom Software, Inc. 8,242 1,908,353
Paylocity Holding Corp.
(a)
6,942 1,283,437
Science Applications International Corp. 7,230 806,000
SS&C Technologies Holdings, Inc. 32,657 2,791,520
Total 45,736,377
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc. 5,899 1,601,578
MSC Industrial Direct Co., Inc. Class A 6,769 586,331
Total 2,187,909
Total Industrials 302,287,332
Information Technology  32.2%
Communications Equipment 1.6%
Arista Networks, Inc.
(a)
115,868 14,277,255
Cisco Systems, Inc. 400,489 27,265,291
F5, Inc.
(a)
5,959 1,867,670
Motorola Solutions, Inc. 17,026 7,474,073
Ubiquiti, Inc. 426 185,510
Total 51,069,799

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2025 (Unaudited)
Columbia Research Enhanced Core ETF | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.
(a)
5,353 620,948
Avnet, Inc. 8,876 469,895
Flex Ltd.
(a)
37,057 1,848,033
Keysight Technologies, Inc.
(a)
17,824 2,921,532
Ralliant Corp.
(a)
17,476 799,003
Zebra Technologies Corp. Class A
(a)
5,210 1,766,294
Total 8,425,705
IT Services 0.2%
GoDaddy , Inc. Class A
(a)
14,242 2,301,222
Okta , Inc.
(a)
16,767 1,639,813
VeriSign, Inc. 8,118 2,182,687
Total 6,123,722
Semiconductors & Semiconductor Equipment 15.1%
Advanced Micro Devices, Inc.
(a)
161,655 28,501,393
Cirrus Logic, Inc.
(a)
5,425 546,352
Enphase Energy, Inc.
(a)
16,625 537,985
GLOBALFOUNDRIES, Inc.
(a)
10,494 392,371
Marvell Technology, Inc. 84,390 6,782,424
MKS, Inc. 7,054 671,400
NVIDIA Corp. 2,398,023 426,536,351
ON Semiconductor Corp.
(a)
43,825 2,469,977
Onto Innovation, Inc.
(a)
5,060 479,435
QUALCOMM, Inc. 116,100 17,038,836
Skyworks Solutions, Inc. 15,626 1,071,006
Teradyne, Inc. 16,659 1,789,676
Total 486,817,206
Software 5.5%
Adobe, Inc.
(a)
46,139 16,503,459
AppLovin Corp. Class A
(a)
27,715 10,828,250
Autodesk, Inc.
(a)
21,814 6,612,042
BILL Holdings, Inc.
(a)
9,059 388,178
Datadog , Inc. Class A
(a)
30,074 4,209,759
DocuSign, Inc.
(a)
20,606 1,558,638
Dropbox, Inc. Class A
(a)
20,578 559,104
Fair Isaac Corp.
(a)
2,464 3,540,078
Fortinet, Inc.
(a)
66,142 6,607,586
Intuit, Inc. 28,046 22,019,756
Manhattan Associates, Inc.
(a)
6,330 1,390,448
Nutanix , Inc. Class A
(a)
25,900 1,946,903
Palantir Technologies, Inc. Class A
(a)
229,170 36,289,069
Palo Alto Networks, Inc.
(a)
66,487 11,542,143
Pegasystems , Inc. 17,847 1,047,797
PTC, Inc.
(a)
12,591 2,704,673
Rubrik , Inc. Class A
(a)
10,628 1,009,129
Salesforce, Inc. 96,278 24,871,496
ServiceNow , Inc.
(a)
21,746 20,509,088
Uipath , Inc. Class A
(a)
45,430 533,802
Zoom Communications, Inc. Class A
(a)
26,743 1,980,319
Total 176,651,717
Technology Hardware, Storage & Peripherals 9.6%
Apple, Inc. 1,482,310 307,683,087
NetApp, Inc. 20,979 2,184,543
Total 309,867,630
Total Information Technology 1,038,955,779
Materials  2.2%
Chemicals 0.5%
Axalta Coating Systems Ltd.
(a)
43,841 1,241,577
CF Industries Holdings, Inc. 32,889 3,053,086
Eastman Chemical Co. 23,538 1,709,094
LyondellBasell Industries NV Class A 53,155 3,079,269
NewMarket Corp. 1,112 763,944
Common Stocks (continued)
Issuer Shares Value ($)
PPG Industries, Inc. 45,036 4,751,298
Scotts Miracle- Gro Co. (The) 8,726 546,771
Total 15,145,039
Construction Materials 0.5%
CRH PLC 137,560 13,130,102
Eagle Materials, Inc. 6,540 1,466,857
Total 14,596,959
Containers & Packaging 0.2%
Crown Holdings, Inc. 22,449 2,230,533
Packaging Corp. of America 17,673 3,424,144
Sealed Air Corp. 29,865 874,148
Silgan Holdings, Inc. 17,641 820,836
Total 7,349,661
Metals & Mining 1.0%
Anglogold Ashanti PLC 103,026 4,764,953
Newmont Corp. 219,503 13,631,136
Nucor Corp. 44,420 6,355,169
Reliance, Inc. 10,366 3,007,488
Steel Dynamics, Inc. 29,172 3,721,180
Total 31,479,926
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 12,754 1,153,089
Total Materials 69,724,674
Real Estate  2.2%
Diversified REITs 0.1%
WP Carey, Inc. 28,642 1,837,671
Health Care REITs 0.1%
Alexandria Real Estate Equities, Inc. 23,344 1,784,182
Healthpeak Properties, Inc. 92,820 1,572,370
Omega Healthcare Investors, Inc. 37,461 1,457,233
Total 4,813,785
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 91,475 1,437,987
Park Hotels & Resorts, Inc. 26,697 284,590
Total 1,722,577
Industrial REITs 0.0%
STAG Industrial, Inc. 24,691 847,642
Office REITs 0.0%
Kilroy Realty Corp. 15,927 587,069
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
39,831 6,203,280
Howard Hughes Holdings, Inc.
(a)
4,186 287,704
Jones Lang LaSalle, Inc.
(a)
6,371 1,722,464
Zillow Group, Inc. Class A
(a)
6,970 534,947
Zillow Group, Inc. Class C
(a)
22,628 1,800,057
Total 10,548,452
Residential REITs 0.1%
Invitation Homes, Inc. 80,940 2,480,811
Retail REITs 0.3%
Brixmor Property Group, Inc. 39,976 1,044,573
NNN REIT, Inc. 24,672 1,017,967
Simon Property Group, Inc. 43,485 7,122,408
Total 9,184,948
Specialized REITs 1.2%
American Tower Corp. 61,777 12,873,709
EPR Properties 9,648 531,026
Equinix , Inc. 13,153 10,327,341
Gaming and Leisure Properties, Inc. 34,676 1,580,532
Public Storage 21,402 5,820,060
SBA Communications Corp. 14,376 3,230,575

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2025 (Unaudited)
6 Columbia Research Enhanced Core ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
VICI Properties, Inc. 140,537 4,581,506
Total 38,944,749
Total Real Estate 70,967,704
Utilities  2.3%
Electric Utilities 1.7%
American Electric Power Co., Inc. 139,461 15,778,617
Edison International 96,556 5,032,499
Entergy Corp. 113,181 10,234,958
Evergy , Inc. 59,961 4,245,239
Exelon Corp. 263,517 11,842,454
PG&E Corp. 559,341 7,841,961
Total 54,975,728
Gas Utilities 0.1%
MDU Resources Group, Inc. 53,461 922,202
National Fuel Gas Co. 22,842 1,982,457
UGI Corp. 55,287 2,000,284
Total 4,904,943
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 203,320 2,673,658
Clearway Energy, Inc. Class A 9,161 281,975
Clearway Energy, Inc. Class C 21,489 701,186
Total 3,656,819
Multi-Utilities 0.4%
Ameren Corp. 70,355 7,115,001
NiSource, Inc. 121,979 5,178,009
Total 12,293,010
Total Utilities 75,830,500
Total Common Stocks
(Cost $2,977,406,970) 3,213,734,900
Exchange-Traded Equity Funds 0.3%
Issuer Shares Value ($)
Communication Services  0.3%
Communication Services Select Sector
SPDR Fund 81,853 8,791,831
Total Exchange-Traded Equity Funds
(Cost $8,192,167) 8,791,831
Money Market Funds 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.139%
(e)
3,306,735 3,306,735
Total Money Market Funds
(Cost $3,306,735) 3,306,735
Total Investments in Securities
(Cost $2,988,905,872) 3,225,833,466
Other Assets & Liabilities, Net 2,810,222
Net Assets 3,228,643,688

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
July 31, 2025 (Unaudited)
Columbia Research Enhanced Core ETF | 2025 7
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
—
255
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2025, the value of these securities amounted to $255, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At July 31, 2025, the total market value of these securities amounted to $255, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at July 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia Research Enhanced Value ETF | 2025
Common Stocks 96.5%
Issuer Shares Value ($)
Communication Services  7.8%
Diversified Telecommunication Services 1.6%
AT&T, Inc. 23,283 638,187
Liberty Global Ltd. Class A
(a)
562 5,631
Liberty Global Ltd. Class C
(a)
465 4,757
Verizon Communications, Inc. 14,185 606,551
Total 1,255,126
Entertainment 1.1%
Electronic Arts, Inc. 862 131,446
Walt Disney Co. (The) 6,063 722,164
Total 853,610
Interactive Media & Services 4.5%
Alphabet, Inc. Class A 7,212 1,383,983
Alphabet, Inc. Class C 5,873 1,132,667
Match Group, Inc. 812 27,827
Meta Platforms, Inc. Class A 1,320 1,020,941
Total 3,565,418
Media 0.6%
Comcast Corp. Class A 12,412 412,451
DoubleVerify Holdings, Inc.
(a)
236 3,615
Fox Corp. Class A 712 39,701
Fox Corp. Class B 437 22,348
New York Times Co. (The) Class A 545 28,280
Nexstar Media Group, Inc. 87 16,279
Total 522,674
Wireless Telecommunication Services 0.0%
Millicom International Cellular SA 361 14,494
Total Communication Services 6,211,322
Consumer Discretionary  8.0%
Automobile Components 0.4%
Aptiv PLC
(a)
2,570 176,405
BorgWarner, Inc. 2,413 88,799
Lear Corp. 591 55,725
Total 320,929
Automobiles 0.7%
General Motors Co. 10,756 573,725
Broadline Retail 0.6%
Dillard's, Inc. Class A 32 14,942
eBay, Inc. 5,021 460,676
Total 475,618
Diversified Consumer Services 0.1%
ADT, Inc. 3,907 32,623
Grand Canyon Education, Inc.
(a)
216 36,424
H&R Block, Inc. 1,199 65,154
Total 134,201
Hotels, Restaurants & Leisure 0.7%
Aramark 2,890 122,998
Booking Holdings, Inc. 21 115,585
Boyd Gaming Corp. 618 52,468
Carnival Corp.
(a)
8,162 242,983
Darden Restaurants, Inc. 65 13,109
Travel + Leisure Co. 463 27,433
Total 574,576
Household Durables 1.5%
DR Horton, Inc. 2,975 424,949
Garmin Ltd. 1,809 395,737
PulteGroup, Inc. 2,194 247,747
Toll Brothers, Inc. 1,079 127,710
Total 1,196,143
Leisure Products 0.1%
Mattel, Inc.
(a)
3,547 60,334
Common Stocks (continued)
Issuer Shares Value ($)
Specialty Retail 2.4%
Bath & Body Works, Inc. 2,120 61,395
Five Below, Inc.
(a)
601 82,049
Gap, Inc. (The) 2,484 48,339
Lowe's Cos., Inc. 6,199 1,385,910
O'Reilly Automotive, Inc.
(a)
738 72,560
Ulta Beauty, Inc.
(a)
367 189,009
Wayfair, Inc. Class A
(a)
819 53,759
Total 1,893,021
Textiles, Apparel & Luxury Goods 1.5%
Birkenstock Holding PLC
(a)
411 20,587
Crocs, Inc.
(a)
614 61,234
NIKE, Inc. Class B 13,043 974,182
Ralph Lauren Corp. 403 120,396
Tapestry, Inc. 188 20,310
Total 1,196,709
Total Consumer Discretionary 6,425,256
Consumer Staples  8.0%
Beverages 0.7%
Boston Beer Co., Inc. (The) Class A
(a)
140 28,991
Constellation Brands, Inc. Class A 2,151 359,303
Molson Coors Beverage Co. Class B 2,845 138,609
Total 526,903
Consumer Staples Distribution & Retail 2.7%
Albertsons Cos., Inc. Class A 6,750 129,735
Kroger Co. (The) 9,133 640,223
Maplebear , Inc.
(a)
2,838 136,139
Target Corp. 7,606 764,403
US Foods Holding Corp.
(a)
3,786 315,488
Walgreens Boots Alliance, Inc. 11,827 137,666
Total 2,123,654
Food Products 1.2%
Conagra Brands, Inc. 7,857 143,469
Ingredion, Inc. 1,052 138,380
Kraft Heinz Co. (The) 14,016 384,879
Pilgrim's Pride Corp. 688 32,604
Smithfield Foods, Inc. 432 10,420
Tyson Foods, Inc. Class A 4,637 242,515
Total 952,267
Household Products 1.3%
Colgate-Palmolive Co. 7,131 597,935
Kimberly-Clark Corp. 3,557 443,273
Reynolds Consumer Products, Inc. 896 20,151
Total 1,061,359
Tobacco 2.1%
Altria Group, Inc. 27,260 1,688,484
Total Consumer Staples 6,352,667
Energy  6.0%
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp. 7,632 1,157,316
Civitas Resources, Inc. 383 11,628
ConocoPhillips 5,186 494,433
EOG Resources, Inc. 2,219 266,324
Exxon Mobil Corp. 17,356 1,937,624
HF Sinclair Corp. 574 25,222
Kinder Morgan, Inc. 7,842 220,047
Marathon Petroleum Corp. 1,255 213,588
Permian Resources Corp. 2,591 36,689
Valero Energy Corp. 1,244 170,814
Williams Cos., Inc. (The) 4,605 276,070
Total 4,809,755
Total Energy 4,809,755

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2025 (Unaudited)
Columbia Research Enhanced Value ETF | 2025 9
Common Stocks (continued)
Issuer Shares Value ($)
Financials  19.3%
Banks 7.8%
Bank OZK 875 43,138
Citigroup, Inc. 12,556 1,176,497
Columbia Banking System, Inc. 1,745 41,531
Huntington Bancshares, Inc. 11,884 195,254
JPMorgan Chase & Co. 14,459 4,283,334
Popular, Inc. 509 58,321
Regions Financial Corp. 7,275 184,276
Synovus Financial Corp. 1,127 53,240
Western Alliance Bancorp 697 54,059
Wintrust Financial Corp. 539 68,981
Zions Bancorp NA 1,185 63,540
Total 6,222,171
Capital Markets 5.9%
Affiliated Managers Group, Inc. 232 48,690
BlackRock, Inc. 1,276 1,411,269
Brookfield Asset Management Ltd. Class A 2,096 129,260
Cboe Global Markets, Inc. 863 208,017
CME Group, Inc. 2,910 809,795
Houlihan Lokey , Inc. 276 52,622
Invesco Ltd. 3,021 63,471
Janus Henderson Group PLC 1,048 45,378
Morgan Stanley 9,420 1,341,973
Raymond James Financial, Inc. 1,512 252,701
SEI Investments Co. 872 76,841
State Street Corp. 2,336 261,048
Virtu Financial, Inc. Class A 661 29,177
Total 4,730,242
Consumer Finance 0.3%
SLM Corp. 1,508 47,954
Synchrony Financial 3,100 215,977
Total 263,931
Financial Services 2.2%
Fidelity National Information Services, Inc. 4,408 350,039
Fiserv, Inc.
(a)
3,342 464,337
Global Payments, Inc. 2,030 162,299
Jack Henry & Associates, Inc. 610 103,587
MGIC Investment Corp. 1,928 49,935
PayPal Holdings, Inc.
(a)
8,330 572,771
Total 1,702,968
Insurance 2.9%
Allstate Corp. (The) 2,237 454,670
Axis Capital Holdings Ltd. 633 59,401
Brighthouse Financial, Inc.
(a)
471 22,537
CNA Financial Corp. 173 7,669
Hanover Insurance Group, Inc. (The) 301 51,661
Hartford Financial Services Group, Inc.
(The) 2,350 292,316
Kemper Corp. 509 31,349
Lincoln National Corp. 1,416 53,964
Marsh & McLennan Cos., Inc. 3,613 719,710
MetLife, Inc. 4,618 350,737
Old Republic International Corp. 1,894 68,506
RenaissanceRe Holdings Ltd. 400 97,496
Unum Group 1,427 102,473
Total 2,312,489
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Annaly Capital Management, Inc. 4,982 101,284
Rithm Capital Corp. 4,418 53,149
Total 154,433
Total Financials 15,386,234
Common Stocks (continued)
Issuer Shares Value ($)
Health Care  10.8%
Biotechnology 1.0%
Amgen, Inc. 401 118,335
Biogen, Inc.
(a)
422 54,016
BioMarin Pharmaceutical, Inc.
(a)
544 31,470
Exact Sciences Corp.
(a)
493 23,146
Exelixis , Inc.
(a)
148 5,361
Gilead Sciences, Inc. 2,595 291,393
Incyte Corp.
(a)
341 25,538
Insmed , Inc.
(a)
30 3,218
Ionis Pharmaceuticals, Inc.
(a)
28 1,203
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 41
Moderna , Inc.
(a)
993 29,353
Neurocrine Biosciences, Inc.
(a)
38 4,873
Regeneron Pharmaceuticals, Inc. 300 163,638
Revolution Medicines, Inc.
(a)
485 18,076
Roivant Sciences Ltd.
(a)
1,024 11,633
Sarepta Therapeutics, Inc.
(a)
44 722
United Therapeutics Corp.
(a)
123 33,788
Viking Therapeutics, Inc.
(a)
289 9,413
Total 825,217
Health Care Equipment & Supplies 0.7%
Align Technology, Inc.
(a)
962 124,108
Baxter International, Inc. 7,354 160,023
DENTSPLY SIRONA, Inc. 2,885 41,284
Envista Holdings Corp.
(a)
2,358 44,543
Globus Medical, Inc. Class A
(a)
1,593 83,839
Teleflex, Inc. 638 76,241
Total 530,038
Health Care Providers & Services 3.9%
Cardinal Health, Inc. 1,669 259,062
Cigna Group (The) 3,443 920,589
CVS Health Corp. 17,801 1,105,442
Humana, Inc. 1,657 414,035
McKesson Corp. 134 92,935
Tenet Healthcare Corp.
(a)
1,250 201,600
Universal Health Services, Inc. Class B 762 126,835
Total 3,120,498
Health Care Technology 0.2%
Veeva Systems, Inc. Class A
(a)
429 121,922
Life Sciences Tools & Services 0.9%
Charles River Laboratories International,
Inc.
(a)
699 118,579
IQVIA Holdings, Inc.
(a)
2,519 468,181
QIAGEN NV 3,021 149,056
Total 735,816
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co. 23,880 1,034,243
Elanco Animal Health, Inc.
(a)
7,148 97,785
Jazz Pharmaceuticals PLC
(a)
845 96,862
Perrigo Co. PLC 1,917 51,126
Pfizer, Inc. 80,802 1,881,879
Viatris , Inc. 16,794 146,779
Total 3,308,674
Total Health Care 8,642,165
Industrials  13.4%
Air Freight & Logistics 0.5%
FedEx Corp. 1,786 399,153
Building Products 1.3%
Allegion PLC 696 115,480
Builders FirstSource , Inc.
(a)
887 112,764
Hayward Holdings, Inc.
(a)
1,668 25,654

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2025 (Unaudited)
10 Columbia Research Enhanced Value ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Johnson Controls International PLC 5,515 579,075
Masco Corp. 1,762 120,045
Owens Corning 718 100,111
Total 1,053,129
Construction & Engineering 0.6%
AECOM 1,115 125,705
API Group Corp.
(a)
2,860 103,160
EMCOR Group, Inc. 237 148,715
MasTec , Inc.
(a)
400 75,684
Valmont Industries, Inc. 165 60,052
Total 513,316
Electrical Equipment 2.1%
Acuity Brands, Inc. 248 77,215
AMETEK, Inc. 1,904 351,954
Emerson Electric Co. 4,621 672,402
Generac Holdings, Inc.
(a)
474 92,283
nVent Electric PLC 1,334 104,612
Rockwell Automation, Inc. 858 301,767
Sensata Technologies Holding PLC 1,197 36,820
Total 1,637,053
Ground Transportation 1.4%
Lyft, Inc. Class A
(a)
2,816 39,593
Ryder System, Inc. 328 58,289
Union Pacific Corp. 4,546 1,009,076
Total 1,106,958
Machinery 5.4%
Allison Transmission Holdings, Inc. 607 54,672
Caterpillar, Inc. 3,337 1,461,673
CNH Industrial NV 7,282 94,375
Fortive Corp. 2,821 135,211
Gates Industrial Corp. PLC
(a)
2,082 51,634
Graco , Inc. 1,372 115,221
Illinois Tool Works, Inc. 1,638 419,279
Lincoln Electric Holdings, Inc. 451 109,818
Middleby Corp. (The)
(a)
421 61,129
Mueller Industries, Inc. 892 76,150
Otis Worldwide Corp. 3,312 283,805
Parker-Hannifin Corp. 1,067 780,937
Pentair PLC 1,343 137,255
Snap-on, Inc. 429 137,790
Stanley Black & Decker, Inc. 1,288 87,133
Toro Co. (The) 810 60,142
Westinghouse Air Brake Technologies Corp. 1,411 270,983
Total 4,337,207
Passenger Airlines 0.8%
Alaska Air Group, Inc.
(a)
859 45,493
American Airlines Group, Inc.
(a)
5,127 58,909
Delta Air Lines, Inc. 5,587 297,284
United Airlines Holdings, Inc.
(a)
2,811 248,240
Total 649,926
Professional Services 1.1%
Automatic Data Processing, Inc. 244 75,518
Broadridge Financial Solutions, Inc. 89 22,028
Dun & Bradstreet Holdings, Inc. 2,512 22,859
Genpact Ltd. 1,426 62,815
Leidos Holdings, Inc. 1,042 166,355
Paychex, Inc. 1,869 269,753
Paycom Software, Inc. 203 47,003
Paylocity Holding Corp.
(a)
30 5,547
Science Applications International Corp. 388 43,254
SS&C Technologies Holdings, Inc. 1,753 149,847
Total 864,979
Common Stocks (continued)
Issuer Shares Value ($)
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc. 317 86,065
MSC Industrial Direct Co., Inc. Class A 364 31,530
Total 117,595
Total Industrials 10,679,316
Information Technology  10.3%
Communications Equipment 3.1%
Cisco Systems, Inc. 29,919 2,036,886
F5, Inc.
(a)
444 139,158
Motorola Solutions, Inc. 736 323,089
Total 2,499,133
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics, Inc.
(a)
396 45,936
Avnet, Inc. 661 34,993
Flex Ltd.
(a)
2,767 137,990
Jabil, Inc. 245 54,677
Keysight Technologies, Inc.
(a)
1,333 218,492
Ralliant Corp.
(a)
940 42,977
Zebra Technologies Corp. Class A
(a)
385 130,523
Total 665,588
IT Services 0.3%
Okta , Inc.
(a)
758 74,132
VeriSign, Inc. 642 172,615
Total 246,747
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.
(a)
5,014 884,018
Cirrus Logic, Inc.
(a)
401 40,385
GLOBALFOUNDRIES, Inc.
(a)
786 29,389
MKS, Inc. 526 50,065
ON Semiconductor Corp.
(a)
3,271 184,354
Onto Innovation, Inc.
(a)
295 27,951
QUALCOMM, Inc. 6,690 981,824
Skyworks Solutions, Inc. 1,165 79,849
Teradyne, Inc. 1,242 133,428
Total 2,411,263
Software 2.9%
BILL Holdings, Inc.
(a)
675 28,924
DocuSign, Inc.
(a)
376 28,441
Dropbox, Inc. Class A
(a)
1,131 30,729
Fair Isaac Corp.
(a)
31 44,538
Nutanix , Inc. Class A
(a)
1,456 109,447
Pegasystems , Inc. 891 52,311
PTC, Inc.
(a)
830 178,292
Salesforce, Inc. 6,387 1,649,954
Uipath , Inc. Class A
(a)
3,395 39,891
Zoom Communications, Inc. Class A
(a)
1,997 147,878
Total 2,310,405
Technology Hardware, Storage & Peripherals 0.1%
NetApp, Inc. 949 98,819
Total Information Technology 8,231,955
Materials  4.2%
Chemicals 0.9%
Axalta Coating Systems Ltd.
(a)
2,123 60,123
CF Industries Holdings, Inc. 1,590 147,600
Eastman Chemical Co. 1,141 82,848
LyondellBasell Industries NV Class A 2,570 148,880
NewMarket Corp. 54 37,098
PPG Industries, Inc. 2,181 230,095
Scotts Miracle- Gro Co. (The) 422 26,443
Total 733,087
Construction Materials 0.9%
CRH PLC 6,663 635,983

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2025 (Unaudited)
Columbia Research Enhanced Value ETF | 2025 11
Common Stocks (continued)
Issuer Shares Value ($)
Eagle Materials, Inc. 299 67,063
Total 703,046
Containers & Packaging 0.4%
Crown Holdings, Inc. 1,085 107,806
Packaging Corp. of America 856 165,850
Sealed Air Corp. 1,444 42,266
Silgan Holdings, Inc. 855 39,783
Total 355,705
Metals & Mining 1.9%
Anglogold Ashanti PLC 4,385 202,806
Newmont Corp. 10,630 660,123
Nucor Corp. 2,151 307,744
Reliance, Inc. 502 145,645
Steel Dynamics, Inc. 1,276 162,767
Total 1,479,085
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 616 55,692
Total Materials 3,326,615
Real Estate  4.1%
Diversified REITs 0.1%
WP Carey, Inc. 1,720 110,355
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc. 1,401 107,078
Healthpeak Properties, Inc. 5,573 94,407
Omega Healthcare Investors, Inc. 2,249 87,486
Total 288,971
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 5,489 86,287
Park Hotels & Resorts, Inc. 1,600 17,056
Total 103,343
Industrial REITs 0.1%
STAG Industrial, Inc. 1,482 50,877
Office REITs 0.0%
Kilroy Realty Corp. 954 35,165
Real Estate Management & Development 0.7%
CBRE Group, Inc. Class A
(a)
2,127 331,259
Howard Hughes Holdings, Inc.
(a)
252 17,320
Jones Lang LaSalle, Inc.
(a)
278 75,160
Zillow Group, Inc. Class A
(a)
420 32,235
Zillow Group, Inc. Class C
(a)
1,355 107,790
Total 563,764
Residential REITs 0.2%
Invitation Homes, Inc. 4,857 148,867
Retail REITs 0.6%
Brixmor Property Group, Inc. 2,397 62,634
NNN REIT, Inc. 1,481 61,106
Simon Property Group, Inc. 2,029 332,330
Total 456,070
Specialized REITs 1.9%
EPR Properties 578 31,813
Equinix , Inc. 790 620,284
Gaming and Leisure Properties, Inc. 2,081 94,852
Public Storage 1,116 303,485
SBA Communications Corp. 864 194,158
VICI Properties, Inc. 8,434 274,949
Total 1,519,541
Total Real Estate 3,276,953
Utilities  4.6%
Electric Utilities 3.3%
American Electric Power Co., Inc. 6,694 757,359
Edison International 4,637 241,680
Entergy Corp. 5,432 491,216
Common Stocks (continued)
Issuer Shares Value ($)
Evergy , Inc. 2,876 203,621
Exelon Corp. 12,651 568,536
PG&E Corp. 26,852 376,465
Total 2,638,877
Gas Utilities 0.3%
MDU Resources Group, Inc. 2,563 44,212
National Fuel Gas Co. 1,094 94,948
UGI Corp. 2,654 96,022
Total 235,182
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) 9,763 128,384
Clearway Energy, Inc. Class A 439 13,512
Clearway Energy, Inc. Class C 1,034 33,739
Total 175,635
Multi-Utilities 0.8%
Ameren Corp. 3,375 341,314
NiSource, Inc. 5,854 248,502
Total 589,816
Total Utilities 3,639,510
Total Common Stocks
(Cost $71,471,178) 76,981,748
Exchange-Traded Equity Funds 3.0%
Issuer Shares Value ($)
Financials  3.0%
Financial Select Sector SPDR Fund 23,014 1,205,243
iShares U.S. Financials ETF 9,807 1,197,925
Total 2,403,168
Total Exchange-Traded Equity Funds
(Cost $2,306,707) 2,403,168
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.139%
(e)
342,163 342,163
Total Money Market Funds
(Cost $342,163) 342,163
Total Investments in Securities
(Cost $74,120,048) 79,727,079
Other Assets & Liabilities, Net 105,043
Net Assets 79,832,122

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2025 (Unaudited)
12 Columbia Research Enhanced Value ETF | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
—
41
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2025, the value of these securities amounted to $41, which represents less than 0.01% of net assets.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s
Board of Trustees. At July 31, 2025, the total market value of these securities amounted to $41, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d)
Valuation based on significant unobservable inputs.
(e)
The rate shown is the seven-day current annualized yield at July 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT305_10_R01_(09/25)
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